Schedule of expenses by nature and function (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Nature
IfrsStatementLineItems [Line Items]
Expenses	R$ (55,994,840)	R$ (40,988,209)
Nature | Raw materials other inputs
IfrsStatementLineItems [Line Items]
Expenses	(45,097,376)	(26,646,985)
Nature | Personnel expenses
IfrsStatementLineItems [Line Items]
Expenses	(2,542,467)	(2,212,113)
Nature | Outsourced services
IfrsStatementLineItems [Line Items]
Expenses	(2,101,880)	(1,534,234)
Nature | Depreciation, amortization and depletion
IfrsStatementLineItems [Line Items]
Expenses	(2,812,758)	(3,001,589)
Nature | Freights
IfrsStatementLineItems [Line Items]
Expenses	(2,104,789)	(1,690,145)
Nature | Costs of idle industrial plants
IfrsStatementLineItems [Line Items]
Expenses	(232,748)	(340,672)
Nature | Provision Geological Event In Alagoas [Member]
IfrsStatementLineItems [Line Items]
Expenses	(835,332)	(5,143,395)
Nature | PIS and COFINS credits - exclusion of ICMS from the calculation basis
IfrsStatementLineItems [Line Items]
Expenses	1,031,099	199,826
Nature | Other income (expenses), net
IfrsStatementLineItems [Line Items]
Expenses	(1,298,589)	(618,902)
Function
IfrsStatementLineItems [Line Items]
Expenses	(55,994,840)	(40,988,209)
Function | Other income (expenses), net
IfrsStatementLineItems [Line Items]
Expenses	1,235,710	816,874
Function | Cost of products sold
IfrsStatementLineItems [Line Items]
Expenses	(52,057,968)	(33,533,365)
Function | Selling and distribution
IfrsStatementLineItems [Line Items]
Expenses	(1,475,809)	(1,369,619)
Function | Loss Reversals For Impairment Of Trade Accounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Expenses	2,925
Function | General and administrative
IfrsStatementLineItems [Line Items]
Expenses	(1,751,153)	(1,333,961)
Function | Research and development
IfrsStatementLineItems [Line Items]
Expenses	(197,995)	(172,862)
Function | Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Expenses	R$ (1,750,550)	R$ (5,380,240)